Fair value of financial instruments - Carrying Value and Estimated Fair Value of Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 835	$ 697
Level 1 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	835	697
Restricted cash (Level 1)	27	31
Level 1 | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	835	697
Restricted cash (Level 1)	$ 27	$ 31